VESSELS AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Movement in Property, Plant and Equipment [Roll Forward]
Transfer from newbuildings	$ (253,581)
Impairment loss	(1,080)	$ 0
Depreciation	(45,470)	(35,984)
Vessels and Equipment
Movement in Property, Plant and Equipment [Roll Forward]
Cost, beginning balance	2,399,549
Accumulated depreciation beginning balance	(184,546)
Vessels and equipment, net, beginning balance	2,215,003
Additions	44,586
Transfers to held for sale	(16,170)
Transfer from newbuildings	253,581
Accumulated depreciation on disposal of property, plant and equipment		$ 1,813
Impairment loss	(1,080)
Depreciation	(45,026)
Cost, ending balance	2,680,466
Accumulated depreciation ending balance	(227,759)
Property, Plant and Equipment, Disposals, Net	(14,357)
Vessels and equipment, net, ending balance	$ 2,452,707